DEBT (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Debt
Debt at June 30, 2016 and December 31, 2015 is summarized as follows:

(in thousands of $)	2016	2015
U.S. dollar denominated floating rate debt	886,467	761,739
U.S. dollar denominated fixed rate debt	172,399	167,815
Seller's credit	—	4,739
Deferred charges	(6,051)	(5,797)
Total debt	1,052,815	928,496
Less: current portion	—	(20,380)
	1,052,815	908,116

Schedule of Maturities of Long-term Debt
The outstanding debt at June 30, 2016 is repayable as follows;

(in thousands of $)
2016 (remaining six months)	—
2017	—
2018	84,452
2019	485,759
2020	373,339
Thereafter	142,918
1,086,468
Amortization of purchase price adjustment and deferred charges	(33,653)
1,052,815